Property, Premises and Equipment	12 Months Ended
Dec. 31, 2020
Property, Premises and Equipment [Abstract]
PROPERTY, PREMISES AND EQUIPMENT

13.    PROPERTY, PREMISES AND EQUIPMENT

	Office buildings	Aircraft	Office furniture	Computers	Equipment	Leasehold improvements	Vehicles	Work in progress	Right of use assets	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Cost
At 1 January 2020	2,679	11,290	1,652	1,646	291	1,411	1,011	9	1,925	21,914
Additions	22	—	26	210	2	8	—	76	2,012	2,356
Transfers	—	—	—	9	—	—	—	(9)	—	—
Disposals	—	—	—	(3)	—	—	—	—	—	(3)
Adjustments	(20)	—	—	—	—	—	—	—	98	78
At 31 December 2020	2,681	11,290	1,678	1,862	293	1,419	1,011	76	4,035	24,345

Depreciation
At 1 January 2020	894	2,709	1,383	1,436	282	1,250	814	—	411	9,179
Deprecation for the year	29	906	57	172	2	68	57	—	584	1,875
Disposals	—	—	—	(3)	—	—	—	—	—	(3)
Adjustments	—	—	—	—	—	—	—	—	126	126
At 31 December 2020	923	3,615	1,440	1,605	284	1,318	871	—	1,121	11,177
Net carrying amount
At 31 December 2020	1,758	7,675	238	257	9	101	140	76	2,914	13,168

Cost
At 1 January 2019	2,675	11,290	1,633	1,554	281	1,320	965	—	—	19,718
Impact of the IFRS 16 adoption	—	—	—	—	—	—	—	—	1,716	1,716
Adjusted balance	2,675	11,290	1,633	1,554	281	1,320	965	—	1,716	21,434
Additions	4	—	19	123	10	163	115	9	1,002	1,445
Disposals	—	—	—	(31)	—	(72)	(69)	—	(793)	(965)
At 31 December 2019	2,679	11,290	1,652	1,646	291	1,411	1,011	9	1,925	21,914

Depreciation
At 1 January 2019	757	1,806	1,326	1,298	278	1,220	816	—	—	7,501
Deprecation for the year	137	903	57	169	4	53	68	—	516	1,907
Disposals	—	—	—	(31)	—	(23)	(70)	—	(105)	(229)
At 31 December 2019	894	2,709	1,383	1,436	282	1,250	814	—	411	9,179
Net carrying amount
At 31 December 2019	1,785	8,581	269	210	9	161	197	9	1,514	12,735

The depreciation of the aircraft for the year ended 31 December 2020 amounting to USD 906 thousand (2019: USD 903 thousand) (2018: USD 903 thousand) was allocated proportionally between the other expenses and general and administrative expenses based on the flight hours of chartered trips and business-related trips, respectively. The depreciation and amortization (note 14) charges for the year 2020, 2019 and 2018 were allocated as follows:

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Property, premises and equipment depreciation charge for the year	1,875	1,907	1,288
Intangible assets amortization charge for the year (note 14)	737	49	72
Aircraft depreciation allocated to listing transaction deferred cost	—	(73)	—
Aircraft depreciation allocated to other expenses (note 24)	(632)	(595)	(491)
Total depreciation and amortization allocated to G&A (note 22)	1,980	1,288	869

Fully depreciated property, premises and equipment still in use amounted to USD 5,408 thousand as at 31 December 2020 (2019: USD 5,206 thousand).